Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Intangible Assets
Schedule of other intangible assets

	Technology	Software	Others	Total

	(in thousands)
Cost
Balance at January 1, 2023	$6,889	5,969	1,172	14,030
Additions	—	115	—	115
Consolidation through obtaining control of subsidiary	—	1	—	1
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2023	6,889	6,082	1,172	14,143
Additions	—	153	—	153
Disposals	—	(190)	—	(190)
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2024	$6,889	6,042	1,172	14,103

Accumulated Amortization
Balance at January 1, 2023	$6,889	5,531	516	12,936
Amortization for the year	—	273	121	394
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2023	6,889	5,801	637	13,327
Amortization for the year	—	214	119	333
Disposals	—	(190)	—	(190)
Effect of exchange rate changes	—	(3)	—	(3)
Balance at December 31, 2024	$6,889	5,822	756	13,467

Carrying amounts
At December 31, 2023	$—	281	535	816
At December 31, 2024	$—	220	416	636

Schedule of estimated useful lives of other intangible assets	Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others	7-15	years